Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.29%
Alabama: 3.64%
Education revenue: 0.11%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$818,301
Health revenue: 0.54%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,113,761
Housing revenue: 0.20%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,540,824
Industrial development revenue: 0.13%
Selma Industrial Development Board International Paper Co. Series Aøø	1.38	5-1-2034	1,000,000	994,056
Utilities revenue: 2.66%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,069,445
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,176,090
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,286,870
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	991,223
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,262,074
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,576,559
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,000,000	2,083,021
				20,445,282
				27,912,224
Alaska: 0.24%
Health revenue: 0.24%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,821,285
Arizona: 2.31%
Education revenue: 1.69%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	563,764
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	911,198
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,012,749
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,040,000	1,041,177
IDA of the County of Pima Paideia Academies, Inc.144A	5.00	7-1-2025	120,000	119,991
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,477,453
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	2,001,460
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	840,000	825,005
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	987,890
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	482,915
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00%	7-1-2035	$3,000,000	$3,013,211
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	500,000	490,566
				12,927,379
Health revenue: 0.12%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2030	495,000	490,128
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	464,063
				954,191
Industrial development revenue: 0.22%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,285,000	1,279,899
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	500,000	398,982
				1,678,881
Utilities revenue: 0.28%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,172,121
				17,732,572
California: 2.17%
Airport revenue: 0.76%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,033,261
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,794,073
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,016,214
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	2,000,000	2,000,011
				5,843,559
GO revenue: 0.01%
Hawthorne School District Series C CAB (NPFGC Insured)¤	0.00	11-1-2025	100,000	98,204
Health revenue: 0.16%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,217,732
Housing revenue: 0.32%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	434,095	434,184
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Citibank N.A. LOC, Citibank N.A. LIQ)144Aø	2.99	9-1-2048	2,000,000	2,000,000
				2,434,184
Transportation revenue: 0.28%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,137,076
Utilities revenue: 0.64%
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	1,000,000	1,047,086
Central Valley Energy Authorityøø	5.00	12-1-2055	1,500,000	1,623,318
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	2,000,000	2,231,219
				4,901,623
				16,632,378
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 3.67%
Airport revenue: 0.17%
City & County of Denver Airport System Revenue Series B	5.25%	11-15-2053	$1,250,000	$1,317,890
Education revenue: 0.04%
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	335,000	335,746
GO revenue: 1.37%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	746,032
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	807,157
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	748,000	645,364
Canyons Metropolitan District No. 5 Series B	6.50	12-1-2054	500,000	510,253
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	951,666
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	633,672
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,402,754
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,805,868
				10,502,766
Health revenue: 1.00%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,835,372
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,051,053
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,028,044
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,772,290
				7,686,759
Industrial development revenue: 0.33%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,500,750
Miscellaneous revenue: 0.30%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2054	750,000	771,153
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	1,500,000	1,519,143
				2,290,296
Utilities revenue: 0.46%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,528,296
				28,162,503
Connecticut: 1.42%
Education revenue: 0.67%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,155,436
GO revenue: 0.27%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,064,925
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Town of Hamden Series A (BAM Insured)	4.00%	8-1-2039	$500,000	$492,954
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	533,348
				2,091,227
Health revenue: 0.48%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	797,559
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,033,435
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D%%	5.50	10-1-2035	800,000	810,477
				3,641,471
				10,888,134
District of Columbia: 0.29%
Airport revenue: 0.29%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,522,827
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	736,495
				2,259,322
Florida: 8.61%
Airport revenue: 3.59%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,510,838
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,224,161
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,003,845
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,076,826
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,315,429
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,724,144
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,640,097
				27,495,340
Education revenue: 0.75%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,500,000	1,545,204
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	995,124
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	500,000	491,338
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,223,388
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,502,207
				5,757,261
Health revenue: 2.89%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,501,159
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,368,705
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,553,111
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00%	7-1-2030	$225,000	$241,612
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	480,963
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	265,879
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	264,389
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	499,642
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	498,276
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,107,526
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	2,000,000	1,831,651
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	218,549
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	1,005,901
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	1,986,378
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,029,184
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	775,989
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,277,060
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,229,722
				22,135,696
Miscellaneous revenue: 0.25%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	930,082
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	1,000,000	962,183
				1,892,265
Resource recovery revenue: 0.06%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	500,000	500,290
Transportation revenue: 0.65%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	500,463
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	550,467
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2037	4,000,000	3,914,846
				4,965,776
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	542,809
Water & sewer revenue: 0.35%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,156,203
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,544,351
				2,700,554
				65,989,991
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 5.01%
Airport revenue: 0.40%
City of Atlanta Department of Aviation Series C AMT	5.00%	7-1-2048	$3,000,000	$3,050,785
Education revenue: 0.19%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00	6-15-2043	500,000	505,992
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	961,234
				1,467,226
Health revenue: 0.13%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,011,150
Housing revenue: 0.33%
Georgia HFA Series A	4.70	12-1-2054	2,600,000	2,554,095
Industrial development revenue: 0.13%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	51,086
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	933,240
				984,326
Miscellaneous revenue: 0.23%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,744,402
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	500,000	498,827
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	500,000	508,690
				1,007,517
Utilities revenue: 3.47%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,221,693
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,061,181
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,049,999
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,505,542
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	6,550,000	6,537,148
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,093,969
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	3,000,000	3,174,292
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	829,691
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00%	7-1-2064	$4,000,000	$4,101,692
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,022,426
				26,597,633
				38,417,134
Guam: 0.17%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	387,785
Miscellaneous revenue: 0.12%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	925,228
				1,313,013
Hawaii: 0.26%
Airport revenue: 0.26%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,002,904
Idaho: 0.47%
Education revenue: 0.15%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00	12-1-2036	800,000	795,926
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	335,000	335,258
				1,131,184
Health revenue: 0.32%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,511,439
				3,642,623
Illinois: 11.65%
Airport revenue: 0.70%
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,004,689
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,000,000	1,882,860
Chicago O’Hare International Airport Series B	4.50	1-1-2056	1,000,000	949,640
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	506,013
				5,343,202
Education revenue: 0.80%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,793,824
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,547,215
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,378,831
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	458,386
				6,178,256
GO revenue: 5.05%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,590,314
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series A	5.00%	12-1-2035	$4,250,000	$4,310,268
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,113,337
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,910,173
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	3,917,327
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	973,621
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,009,272
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,008,762
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,235,135
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,006,750
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,768,783
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2031	800,000	635,930
City of Chicago Series A	5.00	1-1-2045	5,000,000	5,040,992
City of Chicago Series A	5.25	1-1-2045	1,000,000	1,024,173
County of Will	4.00	11-15-2047	1,645,000	1,477,256
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,016,044
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,132,966
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	967,887
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	430,100
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,182,845
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2032	715,000	727,945
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2033	745,000	754,724
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2035	475,000	476,844
				38,711,448
Health revenue: 1.65%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,588,184
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,363,479
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,750,926
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,089,758
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	856,315
				12,648,662
Housing revenue: 1.60%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,033,444
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	750,000	684,725
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00%	6-15-2029	$1,950,000	$1,669,573
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤##	0.00	12-15-2030	11,000,000	8,859,639
				12,247,381
Tax revenue: 0.88%
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,731,058
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	1,500,000	1,510,120
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2031	2,500,000	2,525,260
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	981,877
				6,748,315
Transportation revenue: 0.70%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,842,906
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,568,906
				5,411,812
Water & sewer revenue: 0.27%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2048	1,000,000	1,055,030
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,024,906
				2,079,936
				89,369,012
Indiana: 1.32%
Education revenue: 0.19%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,467,582
Health revenue: 0.70%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,372,052
Industrial development revenue: 0.43%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,222,914
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,053,993
				3,276,907
				10,116,541
Kansas: 0.84%
Tax revenue: 0.84%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	12,265,000	6,412,208
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 1.22%
Health revenue: 0.55%
County of Warren Bowling Green Community Hospital Corp.	5.25%	4-1-2054	$3,000,000	$3,143,195
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,065,458
				4,208,653
Housing revenue: 0.32%
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,465,019
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,162,733
Utilities revenue: 0.20%
Paducah Electric Plant Board Series A (AGM Insured)	5.00	10-1-2035	1,510,000	1,539,822
				9,376,227
Louisiana: 0.75%
Airport revenue: 0.09%
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	655,500
Industrial development revenue: 0.13%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	984,508
Tax revenue: 0.27%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,108,556
Water & sewer revenue: 0.26%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	504,544
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	502,928
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	567,583
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	414,642
				1,989,697
				5,738,261
Maryland: 1.50%
Airport revenue: 0.25%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,018,090
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	654,245
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	230,852
				1,903,187
Education revenue: 0.38%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,780,000	2,904,508
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.25%
County of Baltimore	4.00%	3-1-2042	$2,000,000	$1,939,999
Health revenue: 0.62%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,219,864
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	508,135
				4,727,999
				11,475,693
Massachusetts: 1.65%
Airport revenue: 0.27%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,076,254
GO revenue: 0.48%
Commonwealth of Massachusetts Series D	5.00	10-1-2053	3,540,000	3,675,672
Health revenue: 0.90%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,003,566
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,075,367
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,790,419
				6,869,352
				12,621,278
Michigan: 3.25%
Health revenue: 0.37%
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	1,500,000	1,346,517
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	450,000	451,061
Michigan Finance Authority Trinity Health Corp. Obligated Group Series A	4.00	12-1-2049	1,165,000	1,001,253
				2,798,831
Miscellaneous revenue: 0.95%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,762,231
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,002,644
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,500,571
				7,265,446
Utilities revenue: 0.41%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,176,107
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 1.52%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00%	7-1-2036	$3,560,000	$3,621,638
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,017,176
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	4,000,000	4,020,985
				11,659,799
				24,900,183
Minnesota: 0.43%
Airport revenue: 0.09%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	665,911
Education revenue: 0.02%
City of Independence Beacon Academy Series A	4.25	7-1-2026	155,000	153,247
Miscellaneous revenue: 0.32%
JPMorgan Chase Putters/Drivers Trust (JPMorgan Chase Bank N.A. SPA, JPMorgan Chase Bank N.A. LOC)144Aø	3.95	3-20-2027	2,500,000	2,500,000
				3,319,158
Mississippi: 0.49%
Miscellaneous revenue: 0.49%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	670,000	670,645
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,079,879
				3,750,524
Missouri: 1.02%
Miscellaneous revenue: 0.66%
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	5,000,000	5,042,598
Water & sewer revenue: 0.36%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	3,000,000	2,799,348
				7,841,946
Nevada: 0.94%
GO revenue: 0.76%
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,005,655
Clark County School District Series A (AGM Insured)	4.00	6-15-2040	750,000	727,641
County of Clark Series A	5.00	5-1-2048	3,000,000	3,069,006
				5,802,302
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	516,281
Utilities revenue: 0.11%
County of Washoe Sierra Pacific Power Co. Series Føø	4.13	3-1-2036	850,000	855,450
				7,174,033
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.55%
Housing revenue: 0.24%
New Hampshire Business Finance Authority Class A Series 1-A	4.13%	1-20-2034	$1,839,194	$1,833,497
Resource recovery revenue: 0.13%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	1,000,000	1,014,547
Water & sewer revenue: 0.18%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	855,104
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	480,000	485,740
				1,340,844
				4,188,888
New Jersey: 3.06%
Education revenue: 0.30%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	515,567
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	325,000	325,741
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,450,216
				2,291,524
Housing revenue: 1.74%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	209,224
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,124,215
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,371,446
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,496,239
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,964,767
New Jersey TTFA Series A	4.00	6-15-2042	750,000	693,770
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,038,689
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,467,923
				13,366,273
Tax revenue: 0.45%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,163,224
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,302,013
				3,465,237
Transportation revenue: 0.14%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	1,022,420
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.43%
Jersey City Municipal Utilities Authority Water Fund Series C (AGM Insured)	5.25%	10-15-2054	$2,000,000	$2,144,404
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,176,737
				3,321,141
				23,466,595
New York: 10.26%
Airport revenue: 2.72%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	525,036
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	549,240
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,063,824
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,120,333
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	3,500,000	3,640,135
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,358,893
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00	6-30-2054	5,000,000	4,995,319
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	2,665,000	2,645,715
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AGM Insured)	4.00	7-1-2032	2,000,000	1,984,526
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	972,981
				20,856,002
Education revenue: 2.49%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,550,583
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2042	1,175,000	1,086,462
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2043	880,000	809,932
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	951,779
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,468,929
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,489,743
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,295,461
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,531,156
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	1,565,000	1,564,858
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	352,880
				19,101,783
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.46%
City of New York Series A-3 (Bank of Montreal SPA)ø	3.55%	9-1-2049	$3,500,000	$3,500,000
Health revenue: 0.16%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	4.00	4-1-2038	1,250,000	1,215,820
Industrial development revenue: 1.31%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	915,892
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,164,203
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	2,000,000	2,041,011
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,602,908
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,328,505
				10,052,519
Miscellaneous revenue: 0.28%
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	1,000,000	1,027,231
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,250,000	1,118,916
				2,146,147
Tax revenue: 1.68%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	2,900,667
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,425,744
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,000,000	1,876,295
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,415,282
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,423,959
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,845,500
				12,887,447
Transportation revenue: 1.06%
Metropolitan Transportation Authority Series C-1	5.00	11-15-2034	3,000,000	3,110,691
Metropolitan Transportation Authority Series C-1	5.25	11-15-2030	2,000,000	2,017,643
Metropolitan Transportation Authority Series C-1	5.25	11-15-2031	3,000,000	3,024,123
				8,152,457
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	756,484
				78,668,659
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.19%
Transportation revenue: 0.19%
North Carolina Turnpike Authority Series A (AGM Insured)	5.00%	1-1-2054	$1,425,000	$1,472,257
North Dakota: 0.09%
Health revenue: 0.09%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2048	700,000	710,498
Ohio: 2.53%
Airport revenue: 0.45%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	1,100,000	1,148,292
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,308,321
				3,456,613
Health revenue: 0.93%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,866,874
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,705,007
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	754,196
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,846,836
				7,172,913
Housing revenue: 0.53%
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2029	2,070,000	2,076,022
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2035	2,000,000	2,005,519
				4,081,541
Industrial development revenue: 0.26%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	2,000,000	1,975,928
Tobacco revenue: 0.03%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	2,000,000	198,629
Transportation revenue: 0.14%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,057,559
Utilities revenue: 0.19%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,463,664
				19,406,847
Oklahoma: 1.78%
Airport revenue: 0.77%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,892,182
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	2,000,000	2,028,444
				5,920,626
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.01%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00%	12-1-2031	$3,250,000	$3,303,262
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,940,453
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	1,990,071
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	459,031
				7,692,817
				13,613,443
Oregon: 0.44%
Airport revenue: 0.41%
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	3,000,000	3,093,860
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	250,000	255,609
				3,349,469
Pennsylvania: 7.64%
Airport revenue: 1.06%
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	3,715,000	3,360,895
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,515,644
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,598,792
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	625,415
				8,100,746
Education revenue: 0.73%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	2,000,000	2,033,048
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	739,369
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,285,000	2,083,130
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	756,020
				5,611,567
GO revenue: 1.10%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,001,107
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	965,006
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,423,927
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,021,336
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,046,122
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,014,684
				8,472,182
Health revenue: 1.07%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	440,868
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	875,815
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,212,836
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 17

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.00%	8-15-2049	$3,645,000	$3,744,381
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	922,980
				8,196,880
Housing revenue: 2.45%
Chester County IDA University Student Housing LLC Series A (BAM Insured)	4.00	8-1-2048	2,500,000	2,227,893
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,046,858
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.25	6-30-2053	3,430,000	3,488,083
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	975,600
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,417,050
State Public School Building Authority School District of Philadelphia	5.00	6-1-2036	4,525,000	4,611,514
				18,766,998
Miscellaneous revenue: 0.20%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,536,609
Tax revenue: 0.14%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,060,250
Tobacco revenue: 0.12%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	1,000,000	937,518
Transportation revenue: 0.77%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,405,514
Pennsylvania EDFA Parking System Revenue Series A (AGM Insured)	5.00	1-1-2038	1,360,000	1,425,388
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,146,391
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	937,444
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,014,029
				5,928,766
				58,611,516
South Carolina: 0.02%
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	115,000	92,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,500,000	75,000
				167,000
Tennessee: 0.72%
Health revenue: 0.34%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	2,500,000	2,614,774
Housing revenue: 0.24%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,837,962
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.14%
Tennergy Corp. Series Aøø	5.50%	10-1-2053	$1,000,000	$1,051,398
				5,504,134
Texas: 6.22%
Airport revenue: 0.93%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,500,051
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	2,400,000	2,252,297
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,366,333
				7,118,681
Education revenue: 1.54%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.75	6-15-2049	915,000	851,143
Arlington Higher Education Finance Corp. Leadership Prep School	4.25	6-15-2059	1,100,000	1,009,676
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,250,012
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	248,702
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	2,011,406
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	1,006,251
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,511,854
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	2,250,000	2,258,238
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	646,498
				11,793,780
GO revenue: 1.87%
City of Palestine (AGM Insured)	4.00	2-15-2051	3,625,000	3,158,854
City of Port Isabel144A	5.10	2-15-2049	445,000	428,989
City of Waco Series A	5.00	2-1-2049	850,000	890,390
Krum Independent School District	4.25	8-15-2054	2,000,000	1,887,471
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	7,944,207
				14,309,911
Health revenue: 0.17%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	1,310,000	1,339,497
Industrial development revenue: 0.13%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	1,000,000	1,007,342
Miscellaneous revenue: 0.18%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	4.25	10-1-2053	1,500,000	1,393,295
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 19

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.48%
Mission Economic Development Corp. Republic Services, Inc. Series A AMTø	3.70%	5-1-2050	$1,000,000	$999,869
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Dø	3.08	11-1-2040	2,720,000	2,720,000
				3,719,869
Tax revenue: 0.23%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	750,000	750,418
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,047,032
				1,797,450
Transportation revenue: 0.52%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,025,061
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	546,644
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,416,952
				3,988,657
Water & sewer revenue: 0.17%
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	760,242
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	506,475
				1,266,717
				47,735,199
Utah: 1.89%
Airport revenue: 0.48%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,639,350
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,020,555
				3,659,905
Education revenue: 0.92%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	235,000	233,312
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,894,097
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,388,074
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,580,673
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	300,000	286,858
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	651,529
				7,034,543
Health revenue: 0.35%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,723,397
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.14%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00%	7-1-2054	$980,000	$1,071,517
				14,489,362
Virginia: 0.38%
Health revenue: 0.32%
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	1,300,000	1,184,386
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	1,000,000	1,046,772
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	227,214
				2,458,372
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	466,649
				2,925,021
Washington: 4.26%
Airport revenue: 1.68%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,164,258
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,032,906
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,012,324
Port of Seattle Series B AMT	5.25	7-1-2049	4,000,000	4,163,334
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,518,148
				12,890,970
GO revenue: 1.26%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,513,174
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,613,191
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	484,313
Port of Seattle Series B AMT	5.00	6-1-2049	2,000,000	2,048,564
				9,659,242
Health revenue: 1.32%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,280,060
Skagit County Public Hospital District No. 1	5.50	12-1-2039	1,000,000	1,062,499
Skagit County Public Hospital District No. 1	5.50	12-1-2043	1,000,000	1,041,896
Skagit County Public Hospital District No. 1	5.50	12-1-2044	1,000,000	1,039,690
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,305,739
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	383,314
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	700,444
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,310,450
				10,124,092
				32,674,304
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 21

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.19%
Housing revenue: 0.19%
West Virginia Housing Development Fund Series A	4.40%	11-1-2044	$1,500,000	$1,461,423
Wisconsin: 5.75%
Airport revenue: 0.33%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,529,267
Education revenue: 2.03%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,878
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	80,000	79,970
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,731,586
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,790,699
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	2,988,211
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	308,932
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	618,732
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2044	690,000	677,802
PFA Pine Lake Preparatory, Inc.144A	4.95	3-1-2030	1,370,000	1,370,344
PFA University of Kansas	5.00	3-1-2046	5,000,000	5,030,781
				15,597,935
Health revenue: 1.33%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	925,849
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	533,995
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	728,600
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,043,134
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	2,145,000	1,876,021
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2034	700,000	695,540
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2035	500,000	490,880
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2036	600,000	588,871
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2037	550,000	535,645
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,058,445
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	760,063
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	496,486
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	460,381
				10,193,910
Housing revenue: 0.30%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,325,843
See accompanying notes to portfolio of investments
22 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.41%
PFA Customer Facility Charge-SA LLC Series B144A	5.50%	2-1-2042	$1,500,000	$1,534,610
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2041	2,000,000	1,581,224
				3,115,834
Miscellaneous revenue: 0.36%
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	5,000,000	1,766,222
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,016,290
				2,782,512
Tax revenue: 0.99%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,110,907
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	2,090,000	2,111,997
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	334,395
				7,557,299
				44,102,600
Total municipal obligations (Cost $789,097,207)				761,416,362

		Yield	Shares
Short-term investments: 0.05%
Investment companies: 0.05%
Allspring Government Money Market Fund Select Class♠∞##		4.27	365,202	365,202
Total short-term investments (Cost $365,202)				365,202
Total investments in securities (Cost $789,462,409)	99.34%			761,781,564
Other assets and liabilities, net	0.66			5,038,324
Total net assets	100.00%			$766,819,888

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 23

Portfolio of investments—March 31, 2025 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$668,857	$36,522,633	$(36,826,288)	$0	$0	$365,202	365,202	$25,571
See accompanying notes to portfolio of investments
24 | Allspring Managed Account CoreBuilder® Shares - Series M

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$761,341,362	$75,000	$761,416,362
Short-term investments
Investment companies	365,202	0	0	365,202
Total assets	$365,202	$761,341,362	$75,000	$761,781,564
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Managed Account CoreBuilder® Shares - Series M | 25